Earning per unit and cash distributions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 03, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.3375
Incentive Distribution Right Target Distribution		$ 481	$ 113
Phantom Units [Member] | Chief Executive Officer Chief Financial Officer [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	21,500
First Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.388125
Distribution Percentage To Holders Of Incentive Distribution Rights		100.00%
Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.421875
Distribution Percentage To All Unit Holders		85.00%
Distribution Percentage To Holders Of Incentive Distribution Rights		15.00%
Third Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.50625
Distribution Percentage To All Unit Holders		75.00%
Distribution Percentage To Holders Of Incentive Distribution Rights		25.00%
After Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To All Unit Holders		50.00%
Distribution Percentage To Holders Of Incentive Distribution Rights		50.00%
Common units public [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights		100.00%
Common units public [Member] | Second Target Distribution [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distribution Percentage To Holders Of Incentive Distribution Rights		100.00%
Subordinated units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution Per Unit		$ 0.3375
Distribution Percentage To Holders Of Incentive Distribution Rights		100.00%
Incentive Distribution Right Target Distribution		$ 414	97
Common units Höegh LNG [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Incentive Distribution Right Target Distribution		$ 67	$ 16